LIABILITY FOR LOANS SOLD (Tables)	12 Months Ended
Sep. 30, 2012
LIABILITY FOR LOANS SOLD
Summary of principal balance of mortgage loan repurchase demands on loans previously sold
	2012	2011
Received during period	$16,639,000	$16,700,000
Resolved during period	20,228,000	15,061,000
Unresolved at end of period	5,066,000	8,655,000

Summary of the changes in the mortgage loan repurchase reserve

	2012	2011
Balance at beginning of period	$1,257,146	$470,983
Provisions charged to expense	2,005,865	1,650,406
Amounts paid to resolve demands	(2,285,877)	(864,243)
Balance at end of period	$977,134	$1,257,146